6. OTHER FINANCING RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Components of other financing receivables
	December 31,	December 31,
	2018	2017
	RMB	RMB

Other financing receivables	14,342	1,946,524
Less: Provision for credit losses	(2,474)	(10,311)

Other financing receivables, net	11,868	1,936,213

Carrying amount of other financing receivables
December 31, 2018	Current	1-90 days past due	> 90 days past due	Total
	RMB	RMB	RMB	RMB
Gross other financing receivables	—	—	14,342	14,342
Less: Provision for credit losses	—	—	(2,474)	(2,474)
Other financing receivables, net	—	—	11,868	11,868

December 31, 2017	Then-Current	1-90 days past due	> 90 days past due	Total
	RMB	RMB	RMB	RMB
Gross other financing receivables	1,946,524	—	—	1,946,524
Less: Provision for credit losses	(10,311)	—	—	(10,311)
Other financing receivables, net	1,936,213	—	—	1,936,213

Movement of provision for credit losses
	December 31,	December 31,
	2018	2017
	RMB	RMB

Balance at beginning of year	(10,311)	(144,359)
Reclassification to accrued marketing expense	—	127,807
(Addition)/Reversal	7,837	6,241
Balance at ending of year	(2,474)	(10,311)